Pensions and other post-employment benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 12,845	£ 13,117	£ 14,385
Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	12,845	13,117	14,385
Active | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	2,232	1,418	1,508
Retired | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	8,215	8,147	8,730
Deferred | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 2,398	£ 3,552	£ 4,147